Spin-off - Discontinued operations results of operations (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Revenue	$ 9,512	$ 43,191	$ 37,457	$ 34,646
Cost of operations	994	5,621	4,624	4,609
Interest expense	(306)	(4,323)	(1,561)	(2,014)
Provision for income taxes	897	7,329	7,851	3,895
Income from discontinued operations	$ 0	$ 0	$ 0	2,179
Patriot Transportation
Revenue				41,800
Cost of operations				38,195
Operating profit				3,605
Interest expense				(33)
Income before income taxes				3,572
Provision for income taxes				1,393
Income from discontinued operations				$ 2,179